Condensed consolidated interim statement of comprehensive loss - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenues and other income
Revenues from research and development collaborations	SFr 1,551	SFr 415	SFr 4,289	SFr 3,465
Total revenues and other income	1,551	415	4,289	3,465
Operating expenses
Research and development expenses	(13,087)	(11,632)	(27,191)	(24,327)
Selling, general and administrative expenses	(4,440)	(4,666)	(8,932)	(10,109)
Total operating expenses	(17,527)	(16,298)	(36,123)	(34,436)
Operating result	(15,976)	(15,883)	(31,834)	(30,971)
Financial income	912	1,088	5,447	1,955
Financial expenses	(18)	(1,192)	(20)	(1,749)
Net finance result	894	(104)	5,427	206
Result before income taxes	(15,082)	(15,987)	(26,407)	(30,765)
Income taxes	0	0	0	0
Net result, attributable to shareholders	(15,082)	(15,987)	(26,407)	(30,765)
Items that will not be reclassified to profit or loss
Remeasurement of net pension liabilities, net of tax	948	(1,536)	3,532	(1,507)
Items that are or may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	(5)	(1)	(4)	(4)
Other comprehensive result, net of tax	943	(1,537)	3,528	(1,511)
Total comprehensive result, attributable to shareholders	SFr (14,139)	SFr (17,524)	SFr (22,879)	SFr (32,276)
Basic net result per share (in CHF per share)	SFr (0.46)	SFr (0.49)	SFr (0.80)	SFr (0.94)
Diluted net result per share (in CHF per share)	SFr (0.46)	SFr (0.49)	SFr (0.80)	SFr (0.94)